INCOME TAX (Schedule of Tax Losses Expiry Dates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [line items]
Non capital losses	$ 138,736	$ 164,427
Canada
Income Taxes [line items]
Non capital losses	$ 210,847	$ 184,717
Canada | Bottom of range
Income Taxes [line items]
Year of Expiry	2025	2025
Canada | Top of range
Income Taxes [line items]
Year of Expiry	2042	2042
Mexico
Income Taxes [line items]
Non capital losses	$ 6,623	$ 20
Mexico | Bottom of range
Income Taxes [line items]
Year of Expiry	2024	2023
Mexico | Top of range
Income Taxes [line items]
Year of Expiry	2031	2031